Share Capital	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital	SHARE CAPITAL
The Company is authorized to issue an unlimited number of common shares. The common shares of the Company do not have par value.

As of December 31, 2021, there were 272,773,225 common shares issued by the Company (December 31, 2020 - 193,544,915), of which 272,176,046 were outstanding (December 31, 2020 - 193,175,802) and 597,179 were reserved to settle restricted share awards in accordance with the Company's Restricted Share Plan (December 31, 2020 - 369,113) (Note 31).

	December 31, 2021		December 31, 2020
(in thousands of U.S. dollars)	Number of shares issued (repurchased)	Share capital	Number of shares issued (repurchased)	Share capital

Beginning balance	193,175,802	$1,192,963	194,021,133	$1,201,061
Bought deal offering	15,480,725	161,842	—	—
Debentures conversion	16,449,980	206,798	—	—
U.S. initial public offering and private placement	46,248,746	547,605	—	—
Shares issued under DRIP (1)	531,667	5,674	584,974	4,388
Stock-based compensation exercised (2)	517,192	2,957	498,872	2,977
Shares repurchased and reserved for restricted share awards (3)	(228,066)	(3,056)	(61,502)	(541)
Shares repurchased under put rights on common shares issued to acquire Starlight U.S. Multi-Family (No. 5) Core Fund	—	—	(1,867,675)	(14,922)
Ending balance	272,176,046	$2,114,783	193,175,802	$1,192,963
(1) In 2021, 531,667 (2020 - 584,974) common shares were issued under the DRIP at an average price of $10.67 (2020 - $7.50) per share.
(2) In 2021, 517,192 (2020 - 498,872) common shares were issued upon the exercise of 501,728 (2020 - 260,907) vested deferred share units (DSUs) and 281,666 (2020 - 644,717) vested stock options.
(3) In 2021, 228,066 (2020 - 61,502) shares were reserved at $13.40 (2020 - $8.80) per share in order to settle restricted share awards granted to employees in 2021 and DRIP with respect to restricted share awards granted in prior years. The restricted shares granted in 2021 will vest in five to twelve years from the grant date.
Bought deal offering

On June 8, 2021, the Company completed the offering, on a bought deal basis, of 15,480,725 common shares at a price of $10.77 (C$13.00) per common share of the Company for gross proceeds of $166,694. Net proceeds from the offering were $161,842, which reflects $6,573 of equity issuance costs incurred partially offset by $1,721 of deferred tax recoveries.

Debentures conversion

On July 30, 2021, the Company announced its intention to redeem its outstanding 2022 convertible debentures on September 9, 2021. For the year ended December 31, 2021, the Company issued 16,449,980 common shares in connection with the conversion or redemption of a corresponding $172,400 principal amount of the 2022 convertible debentures. In total, the common shares were valued at $206,798 or an average price of $12.57 per share. Accordingly, the difference of $34,398 was deducted from the fair value of the embedded derivative.

U.S. initial public offering and private placement

On October 12, 2021, the Company closed its previously-announced initial public offering of common shares in the United States and concurrent public offering in Canada (the “Offering”). Concurrent with the Offering, the Company issued common shares on a private placement basis pursuant to the exercise of pre-existing investor participation rights (the “Private Placement”). A total of 46,248,746 common shares were issued, including 41,400,000 pursuant to the Offering (including a full exercise of the underwriters’ over-allotment option) at a price of $12.40 per share (the “Offering Price”) and 4,848,746 common shares pursuant to the Private Placement at a price of approximately $11.75 per share (the Offering Price net of underwriting discounts), for aggregate gross proceeds to the Company of $570,328. Net proceeds from the offering were $547,605, which reflects $29,518 of underwriters' fees and $657 of other equity issuance costs incurred partially offset by $7,452 of deferred tax recoveries. In addition, the Company expensed $1,085 of transaction costs incurred in connection with the Offering.